Dividends paid	12 Months Ended
Jun. 30, 2023
Dividends paid
Dividends paid
29	Dividends paid

	2023	2022	2021
for the year ended 30 June	Rm	Rm	Rm
Final dividend — prior year	9 295	23	16
Interim dividend — current year	4 459	26	30
	13 754	49	46
Forecast cash flow on final dividend — current year	6 407

The forecast cash flow on the final dividend is calculated based on the net number of Sasol ordinary shares and BEE ordinary shares in issue at 30 June 2023 of 641 million. The actual dividend payment will be determined on the record date of 12 September 2023.